Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Sales		£ 3,577	£ 3,552	£ 3,674
Adjusted operating profit		614	600	573
Cost of major reorganisation		0	2	0
Product development impairment		(87)	0	0
Property charges		25	0	(11)
Intangible charges		(42)	(41)	(48)
UK Pension discretionary increases		0	(13)	0
Other net gains and losses		(3)	(7)	(16)
Operating profit		507	541	498
Finance costs		(98)	(112)	(81)
Finance income		48	81	76
Profit before tax		457	510	493
Income tax		(121)	(75)	(113)
Profit for the year		336	435	380
Assessment & Qualifications [member]
Disclosure of operating segments [line items]
Sales		1,604	1,591	1,559
Assessment & Qualifications [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales		1,604	1,591	1,559
Adjusted operating profit		361	368	350
Virtual Learning [member]
Disclosure of operating segments [line items]
Sales		511	489	616
Virtual Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales		511	489	616
Adjusted operating profit		81	66	76
English Language Learning [member]
Disclosure of operating segments [line items]
Sales		405	420	415
English Language Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales		405	420	415
Adjusted operating profit		50	50	47
Enterprise Learning & Skills [member]
Disclosure of operating segments [line items]
Sales		282	271	269
Enterprise Learning & Skills [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	[1]	282	271	269
Adjusted operating profit	[1]	29	20	6
Higher Education [member]
Disclosure of operating segments [line items]
Sales		775	781	806
Higher Education [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	[1]	775	781	806
Adjusted operating profit	[1]	93	96	96
Strategic Review [member]
Disclosure of operating segments [line items]
Sales		0	0	9
Strategic Review [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales		0	0	9
Adjusted operating profit		£ 0	£ 0	£ (2)

[1]	Comparative amounts have been restated to reflect the move between operating segments.